Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Cash Flows
Transaction costs	$ 17,756	$ 17,756	$ 38,995
Cash and cash equivalents		1,701,487	1,938,689
Restricted cash - current		551,387	999,933
Restricted cash - non-current		11,147	7,810
Total cash, cash equivalents and restricted cash		$ 2,264,021	$ 2,946,432	$ 1,969,503	$ 1,434,282